INCOME TAXES - Non-capital Losses (Details) $ in Millions	Mar. 31, 2024 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	$ 195.2
Recognized	575.4
2025-2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	28.8
Recognized	20.6
2030-2044
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	26.0
Recognized	264.8
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	140.4
Recognized	$ 290.0